Other Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions
22	OTHER PROVISIONS
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Legal claims	272,274	375,596	101,266	80,456	171,008	295,140
Tax claims	6,045	5,630	2,369	1,954	3,676	3,676
Provision for well closure	50,116	52,949	9,848	10,837	40,268	42,112

	328,435	429,366	113,483	92,757	214,952	336,609

Additions for legal claims correspond to:
i) Civil compensation
As of December 31, 2020, corresponds to the legal contingency estimated by management for exposure of the Company and its subsidiaries to a probable compensation in relation to their participation as minority partners in certain entities that developed infrastructure projects in Peru with companies belonging to the Odebrecht group and projects related to “Club de la Construccion”. As of December 31, 2020, the present value of the estimated provision totals S/216.3 million (S/154 million as of December 31, 2019).
ii) Administrative process Indecopi
On March 9, 2021, Cumbra Peru S.A. was notified with the Final Instruction Report prepared by the Technical Secretariat, which is subject to review by the Commission for the Defense of Free Competition of INDECOPI, related to the sanctioning administrative procedure mentioned in Note 1.c). In this regard, Company and its legal advisors estimate that, based on the findings of the Final Investigation Report, the fine to be imposed on Cumbra Peru S.A. in this case should not exceed S/39 million and was recorded on December 31, 2020 the equivalent to the corresponding present value that results in S/24 million.
iii) Class Action
During the first quarter of 2017 two securities class actions have been filed against the Company, and certain former employees in the Eastern District of New York. Both complaints allege false and misleading statements during the class period. In particular, they allege that the Company failed to disclose, among other things, that a) the Company knew that its partner Odebrecht was engaged in illegal activities, and b) the Company profited from such activities in violation of its own corporate governance standards.
As of the date of this report, the Company has signed the definitive settlement agreement with plaintiffs’ counsel, whereby the parties agree to terminate the class action subject to Court approval and payment of the settlement amount by the Company. The amount stipulated for the termination of the class action is equivalent to US$20 million. As of December 31, 2019, the Company registered a provision of US$15 million (equivalent of S/49.8 million). As of December 31, 2020, the Company maintains a provision of US$14.7 million plus interest of US$0.2 million (equivalent to S/53.1 million and S/0.9 million, respectively). In 2020, a payment of US$0.3 million (equivalent to S/1.1 million) and US$5 million was made and covered by the Company and by the professional liability policy in accordance with the agreement signed with the insurer, respectively. The settlement terms stipulate that the remaining $14,650,000, plus interest of 5% per annum running from September 17, 2020, must be paid by the company by June 30, 2021. We have initiated discussions with the plaintiffs regarding a deferral of this payment,

iii) Other provisions
As of December 31, 2020 corresponds to legal claims of civil, labor, administrative processes and administrative litigation nature, for an estimated provision of S/76 million (S/68.5 million as of December 31, 2019). Legal claims of a civil nature, mainly includes claims received from clients for S/41.4 million, corresponding to the subsidiary Cumbra Peru S.A. (S/46 million as of December 31, 2019).
The gross movement of other provisions is as follows:

	Legal and tax claims	Contingent liabilities resulting from acquisitions	Provision for well closure	Total
At January 1, 2018	23,364	6,156	16,804	46,324
Additions	75,369	—	3,578	78,947
Reversals of provisions	(4,875)	(1,343)	—	(6,218)
Desconsolidation of subsidiaries	(2,340)	—	—	(2,340)
Payments	(6,615)	—	—	(6,615)
Translation adjustments	(175)	(315)	—	(490)

At December 31, 2018	84,728	4,498	20,382	109,608

At January 1, 2019	84,728	4,498	20,382	109,608
Additions	197,721	—	30,998	228,719
Reversals of provisions	(3,122)	(4,349)	—	(7,471)
Payments	(914)	—	(1,264)	(2,178)
Translation adjustments	(94)	(149)	—	(243)

At December 31, 2019	278,319	—	50,116	328,435

At January 1, 2020	278,319	—	50,116	328,435
Additions	128,169	—	4,632	132,801
Reversals of provisions	(33,264)	—	—	(33,264)
Reclasification	1,079	—	—	1,079
Payments	(7,252)	—	(1,799)	(9,051)
Translation adjustments	9,366	—	—	9,366

At December 31, 2020	376,417	—	52,949	429,366